UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2010

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         February 14, 2011

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total: $771135









ALLERGAN INC	 		COM 		  018490102		   8501 	         123800	      SH

CEMEX SAB DE CV	 	SPON ADR NEW 	  151290889		   9663 	         902196	      SH

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167BZ9		   2306 	       2586000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167CA3		 21701 	      24500000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.250%12/1   165167CB1		   2471 	       3157000	    PRN

CHINA MED TECHNOLOGIES INC	SPONSORED ADR  169483104		   1922 	         171030	      SH

CIENA CORP	 		NOTE 0.875% 6/1 	  171779AE1		   5152 	       6290000	    PRN

COMPUCREDIT HLDGS CORP	NOTE 5.875%11/3   20478NAD2		   6960 	      12450000	    PRN

DISCOVERY COMMUNICATNS 	COM SER C 	  25470F302		 27538 	         750564	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		 15340 	      14875000	    PRN

ENERGY CONVERSION DEVICES IN	NOTE 3.000% 6/1 	  292659AA7		    452 	         600000	    PRN

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1 	  30033RAC2		 23068 	      58959000	    PRN

FORD MTR CO DEL	 	W EXP 01/01/201 	  345370134		 87478 	      10733493	      SH

GENCO SHIPPING & TRADING LTD	NOTE 5.000% 8/1 	  36869MAA3		   4135 	       4035000	    PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201 	  416515120		 45457 	       2518398	      SH

ICO GLOBAL COMM HLDGS LTD DE	CL A 		  44930K108		    665 	         443482	      SH

KKR FINANCIAL HLDGS LLC	NOTE 7.500% 1/1 	  48248AAD0		 31575 	     22824000	    PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		 23309 	     41300000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.750% 2/1 	  530715AL5		 17729 	     32140000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		 15775 	     28600000	    PRN

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		 30636 	     28100000	    PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201 	  534187117		 15466 	        785490	      SH

MGIC INVT CORP WIS	 	COM 		  552848103		  5181 	        508420	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		  6971 	     10650000	    PRN

MICROSOFT CORP	 	COM 		  594918104		  4387 	        157200	      SH

MOLSON COORS BREWING CO	CL B 		  60871R209		 14841 	        295700	      SH

MYLAN INC	 		NOTE 3.750% 9/1 	  628530AJ6		 51710 	     29858000	    PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  5856 	       6348000	    PRN

POWERWAVE TECHNOLOGIES INC	NOTE 3.875%10/0   739363AF6		  1736 	       1950000	    PRN

PROLOGIS	 		NOTE 2.625% 5/1 	  743410AS1		  3421 	       3441000	    PRN

SBA COMMUNICATIONS CORP	NOTE 1.875% 5/0 	  78388JAN6		23340 	     20672000	    PRN

SANDISK CORP	 		COM 		  80004C101		14978 	        300400	      SH

SEALY CORP	 		SR SECD 3RD 8%   812139400		10180 	        117857	      SH

SUNPOWER CORP	 	DBCV 4.750% 4/1 	  867652AC3		12221 	     13293000	    PRN

SYMANTEC CORP	 	COM 		   871503108		14653 	         875300	      SH

TTM TECHNOLOGIES INC	 	NOTE 3.250% 5/1 	  87305RAC3		  5955 	       5000000	    PRN

UAL CORP	 		NOTE 6.000%10/1    902549AJ3	            140028 	     48061000	    PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		39109 	     43575000	    PRN

VERISIGN INC	 		SDCV 3.250% 8/1 	  92343EAD4		    702 	         627000	    PRN

YRC WORLDWIDE INC	 	COM NEW 	   984249300		    854 	         229456	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202 	   989701115		 17714 	       2406800	      SH



                                                                                   771135